Related party transactions	6 Months Ended
Jun. 30, 2026
Related party transactions
Related party transactions

15.   Related party transactions

(i)	Pension scheme – the pension schemes are related parties. For details of significant transactions during the period, see note 11.
(ii)	Services Agreement between the Company and Ardagh Group. A net charge of $10 million and $19 million has been included in sales, general and administration expenses for the three and six months ended June 30, 2026, respectively (2025: $10 million and $19 million).
(iii)	Earnout Shares – see note 12.
(iv)	Related party transactions and balances between the Group and Ardagh Group includes a net movement in working capital in the three and six months ended June 30, 2026 of $7 million and $6 million, respectively, related to transaction and other costs reimbursed to the Ardagh Group by the Group (2025: $4 million and $1 million reimbursed to the Group by the Ardagh Group respectively) and a lease liability of $1 million payable to the Ardagh Group at June 30, 2026 (December 31, 2025: $1 million).
(v)	Dividends – see note 14.

There were no other significant related party transactions in the three and six months ended June 30, 2026.